NOTE 13 - CUSTOMER DEPOSITS	12 Months Ended
Dec. 31, 2011
Other Liabilities Disclosure [Text Block]
NOTE 13 –     CUSTOMER DEPOSITS

In November 2011, the Company awarded the production manufacturing contract for AsepticSure™ to SMTC Corporation (SMTC), headquartered in Toronto, Canada.  SMTC maintains manufacturing facilities in Canada, the United States, Mexico and China.  The Company believes SMTC has the capacity to address all AsepticSure™ manufacturing requirements for the foreseeable future.  In January 2012, the Company initialed its first purchase order for five production validation units to be manufactured.  The production validation units are intended to be used for regulatory compliance and licensing validation, additional testing and early delivery purposes.

As of December 31, 2011, the Company received two purchase orders and related customer deposits totaling $40,000 to purchase the AsepticSure™ disinfection systems.  The Company anticipates deliveries of its first disinfection systems early in 2012.  As of December 31, 2011, these customer deposits have been reflected as current liabilities in the accompanying consolidated balance sheet.